CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - AUD ($)	Issued Capital	(Accumulated Losses) / Retained Earnings	Foreign Currency Translation Reserve	Other Reserves	Non-controlling Interests	Total
Balance at beginning at Dec. 31, 2017	$ 10,410,279	$ 5,285,565	$ (251,659)		$ (53,851)	$ 15,390,334
IfrsStatementLineItems [Line Items]
Loss for the year		(15,962,278)			(880,945)	(16,843,223)
Other comprehensive income for the year, net of tax			842,402		173,052	1,015,454
Total comprehensive loss for the year		(15,962,278)	842,402		(707,893)	(15,827,769)
Disposal of subsidiaries			38,640		41,420	80,060
Issue of convertible bonds				535,948		535,948
Capital injection by non-controlling interests					3,528,287	3,528,287
Gain on deemed disposal of subsidiaries				4,423,141		4,423,141
Issuance of new ordinary shares - cash (Note 28(b))	491,750					491,750
Issuance of new ordinary shares - conversion of debt (Note 28(b))	8,000,000					8,000,000
Balance at end at Dec. 31, 2018	18,902,029	(10,676,713)	629,383	4,959,089	2,807,963	16,621,751
IfrsStatementLineItems [Line Items]
Loss for the year		(15,646,147)			(1,054,052)	(16,700,199)
Other comprehensive income for the year, net of tax			105,830		51,641	157,471
Total comprehensive loss for the year		(15,646,147)	105,830		(1,002,411)	(16,542,728)
Transfer convertible bond reserves (Note 29 (b))		535,948		(535,948)		0
Balance at end at Dec. 31, 2019	18,902,029	(25,786,912)	735,213	4,423,141	1,805,552	79,023
IfrsStatementLineItems [Line Items]
Loss for the year		(10,034,077)			(509,581)	(10,543,658)
Other comprehensive income for the year, net of tax			148,665		(92,992)	55,673
Total comprehensive loss for the year		(10,034,077)	148,665		(602,573)	(10,487,985)
Disposal of subsidiaries					(1,761,181)	(1,761,181)
Issuance of new ordinary shares - cash (Note 28(b))	7,121,283					7,121,283
Issuance of new ordinary shares - conversion of debt (Note 28(b))	4,122,562					4,122,562
Issuance of new ordinary shares - services (Note 28(b))	23,249					23,249
Issuance of new ordinary shares - acquisition (Note 28(b))	2,060,000					2,060,000
Legal expenses in respect of issuance of shares (Note 28(b))	(139,126)					(139,126)
Balance at end at Dec. 31, 2020	$ 32,089,997	$ (34,102,300)	$ 883,878	$ 2,704,452	$ 3,329,825	$ 4,905,852